Pension and Post-Retirement and Post-Employment Benefits - Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis (Parenthetical) (Detail) (CAD)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Interest and dividend receivable excluded from fair value of pension plan assets	18	19
Accruals for pension administration expense excluded from fair value of pension plan assets	7	7